Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000231759
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration High Yield ETF
Trading Symbol	FHYS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short Duration High Yield ETF (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Short Duration High Yield ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 55,101,543
Holdings Count | Holding	279
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$55,101,543 Number of Investments279 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Media Entertainment	3.2%
Cable Satellite	3.2%
Health Care	4.3%
Building Materials	4.4%
Chemicals	5.0%
Gaming	5.3%
Midstream	6.0%
Insurance - P&C	8.4%
Technology	19.5%

Material Fund Change [Text Block]